Risk Management (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Jan. 18, 2024
Risk Management [Line Items]
Cash and cash equivalents (in Rand)	R 643.3	R 459.5
Short term deposits (in Rand)	R 399.5	R 485.7
Exchange rate	10.00%
Factor interest rate	1.00%
Standard Bank of South Africa Limited [Member]
Risk Management [Line Items]
Borrowings prime rate	1.50%
Interest rate		2.05%
First National Bank [Member]
Risk Management [Line Items]
Borrowings prime rate	1.15%
Banco Comercial Português, S.A [Member]
Risk Management [Line Items]
Interest rate	0.75%
Capitec Bank Limited [Member]
Risk Management [Line Items]
Interest rate	10.75%
Caixa Geral Depositos de S.A [Member]
Risk Management [Line Items]
Interest rate			3.00%